Other Payables and Accrued Liabilities - Other Payables and Accrued Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Payables and Accruals [Abstract]
Employee related liabilities	$ 390	$ 297
Employee compensated absences	141	111
Taxes other than income taxes	65	58
Advances	89	39
Payables to equity-method investments	49	49
Derivative instruments	1	44
Provision for restructuring	46	49
Defined benefit plans - current portion	9	9
Defined contribution plans - accrued benefits	19	16
Royalties	23	20
Others	65	58
Total	$ 897	$ 750